Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005478 | Dayforce
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005478 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005478 | BILL Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005478 | HubSpot
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005478 | Toast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005478 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005478 | Paylocity Holding
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005478 | Bio-Techne
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005478 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005478 | IDEX
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005478 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000005478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000005478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000005478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005478 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159684 | Dayforce
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159684 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159684 | BILL Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159684 | HubSpot
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159684 | Toast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159684 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159684 | Paylocity Holding
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159684 | Bio-Techne
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159684 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159684 | IDEX
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159684 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000159684 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000159684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000159684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000159684 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159684 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159684 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159684 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219323 | Dayforce
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219323 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219323 | BILL Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219323 | HubSpot
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219323 | Toast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219323 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219323 | Paylocity Holding
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219323 | Bio-Techne
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219323 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219323 | IDEX
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219323 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000219323 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000219323 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000219323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219323 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219323 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219323 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219323 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%